Summary Prospectus Supplement	February 17, 2016

Putnam VT Voyager Fund
Summary Prospectus dated April 30, 2015

The section Your fund's management is supplemented to reflect that the fund’s portfolio manager is now Robert Brookby, joining the fund in February 2016.

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